Property and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and equipment
Balance	$ 23,927
Balance	34,721	$ 23,927
Recognition of right-of-use asset	96,998		$ 114,588
Recognition of lease liabilities	96,998
Cost
Property and equipment
Balance	137,932	133,621
Additions	96,998	4,311
Balance	234,930	137,932	133,621
Accumulated amortization
Property and equipment
Balance	(114,005)	(40,943)
Amortization	(86,204)	(73,062)
Balance	(200,209)	(114,005)	(40,943)
Equipment
Property and equipment
Balance	13,014
Balance	5,335	13,014
Equipment | Cost
Property and equipment
Balance	23,344	19,033
Additions		4,311
Balance	23,344	23,344	19,033
Equipment | Accumulated amortization
Property and equipment
Balance	(10,330)	(2,748)
Amortization	(7,679)	(7,582)
Balance	(18,009)	(10,330)	(2,748)
Right-of-use asset
Property and equipment
Balance	10,913
Balance	29,386	10,913
Right-of-use asset | Cost
Property and equipment
Balance	114,588	114,588
Additions	96,998
Balance	211,586	114,588	114,588
Right-of-use asset | Accumulated amortization
Property and equipment
Balance	(103,675)	(38,195)
Amortization	(78,525)	(65,480)
Balance	$ (182,200)	$ (103,675)	$ (38,195)